Taxation - Reconciliation of the Differences (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Taxes [Line Items]
Loss before income tax		¥ (226,683)	$ (32,414)	¥ (554,328)	¥ (637,650)
PRC statutory income tax rate		25.00%	25.00%
Income tax benefit at PRC statutory rate		¥ (56,669)	$ (8,101)	(138,582)	(159,413)
Statutory tax rate difference between PRC and other jurisdictions				45,721	84,086
Effect of tax holiday and preferential tax rates		¥ 28,496	$ 4,075	29,949	2,981
Effect of tax holiday and preferential tax rates, percent		(12.60%)	(12.60%)
Research and development super-deduction		¥ (11,196)	$ (1,601)	(10,073)	(8,749)
Research and development superdeduction, percent		4.90%	4.90%
Non-taxable income	[1]	¥ (143)	$ (20)	(4,956)	(5,488)
Non-taxable income, percent	[1]	0.10%	0.10%
Non-deductible expenses	[2]	¥ 923	$ 132	9,330	21,538
Non-deductible expenses, percent	[2]	(0.40%)	(0.40%)
Expiration of net operating losses		¥ 6,471	$ 925
Expiration of net operating losses, percent		(2.90%)	(2.90%)
PRC withholding tax		¥ 255	$ 36
PRC withholding tax, percent		(0.10%)	(0.10%)
Effect of change in tax rate				2,788	3,080
Outside basis difference on investment				(7,869)	(33,413)
Changes in uncertain tax position				(6,331)	(4,183)
Effect of goodwill impairment				22,934
Withholding tax and others				17,084	22,683
Changes in valuation allowances		¥ 27,939	$ 3,995	87,263	33,097
Changes in valuation allowances, percent		(12.30%)	(12.30%)
Other		¥ 379	$ 54
Other, percent		(0.20%)	(0.20%)
Worldwide changes in unrecognized tax benefits		¥ (5,331)	$ (762)
Worldwide changes in unrecognized tax benefits, percent		2.40%	2.40%
Income tax (benefits) expenses		¥ 8,469	$ 1,211	¥ 47,258	¥ (43,781)
Income tax (benefits) expenses, percent		(3.80%)	(3.80%)
Cayman Islands
Income Taxes [Line Items]
Statutory tax rate difference between PRC and other jurisdictions		¥ 14,905	$ 2,131
Statutory tax rate difference between PRC and other jurisdictions, percent		(6.60%)	(6.60%)
Other		¥ (445)	$ (64)
Other, percent		0.20%	0.20%
Hong Kong
Income Taxes [Line Items]
Statutory tax rate difference between PRC and other jurisdictions		¥ (4,404)	$ (630)
Statutory tax rate difference between PRC and other jurisdictions, percent		1.90%	1.90%
Non-taxable income		¥ (3,575)	$ (511)
Non-taxable income, percent		1.60%	1.60%
Non-deductible expenses		¥ 380	$ 54
Non-deductible expenses, percent		(0.20%)	(0.20%)
Withholding tax and others		¥ 2,534	$ 363
Withholding tax and others, percent		(1.10%)	(1.10%)
Changes in valuation allowances		¥ (1,605)	$ (230)
Changes in valuation allowances, percent		0.70%	0.70%
Other		¥ (383)	$ (55)
Other, percent		0.20%	0.20%
Singapore
Income Taxes [Line Items]
Statutory tax rate difference between PRC and other jurisdictions		¥ 1,316	$ 188
Statutory tax rate difference between PRC and other jurisdictions, percent		(0.60%)	(0.60%)
Changes in valuation allowances		¥ 3,233	$ 462
Changes in valuation allowances, percent		(1.40%)	(1.40%)
Other		¥ (436)	$ (62)
Other, percent		0.20%	0.20%
Japan
Income Taxes [Line Items]
Statutory tax rate difference between PRC and other jurisdictions		¥ 6,562	$ 938
Statutory tax rate difference between PRC and other jurisdictions, percent		(2.90%)	(2.90%)
Other		¥ (992)	$ (142)
Other, percent		0.40%	0.40%
Other Foreign Jurisdictions
Income Taxes [Line Items]
Statutory tax rate difference between PRC and other jurisdictions		¥ 255	$ 36
Statutory tax rate difference between PRC and other jurisdictions, percent		(0.10%)	(0.10%)

[1]	Non-taxable income mainly consists of gains on disposal of subsidiaries and long-term investments or upward fair value adjustment of long-term investments that are not subject to tax under the tax laws of different jurisdictions.
[2]	Non-deductible expenses mainly consist of share-based compensation expenses, entertainments, disposal losses or impairment of long-term investments and other expenses that are not allowed to be deducted under the tax laws of different jurisdictions.